Document And Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Ponce Financial Group, Inc.
Entity Central Index Key	0001874071
Entity Emerging Growth Company	false
Entity File Number	001-41255
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-1893965
Entity Address, Address Line One	2244 Westchester Avenue
Entity Address, City or Town	Bronx
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10462
City Area Code	(718)
Local Phone Number	931-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PDLB
Security Exchange Name	NASDAQ